Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Intrepid Capital Management Funds Trust
Entity Central Index Key	0001300746
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Investor Class
Shareholder Report [Line Items]
Fund Name	Intrepid Capital Fund
Class Name	Investor Class
Trading Symbol	ICMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Intrepid Capital Fund for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://intrepidcapitalfunds.com/resources/fund-documents/. You can also request this information by contacting us at 1-866-996-3863.
Additional Information Phone Number	1-866-996-3863
Additional Information Website	https://intrepidcapitalfunds.com/resources/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$148	1.36%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended September 30, 2024, the Intrepid Capital Fund (ICMBX) underperformed its primary benchmark, the Bloomberg Barclays Combined Index. This underperformance was largely due to the Fund’s limited exposure to the “Magnificent Seven” stocks within the S&P 500, which significantly outperformed the broader market during this period. Additionally, certain individual equity holdings faced challenges that adversely affected performance. Conversely, the Fund’s strategic allocation to debt instruments contributed positively, with specific fixed-income positions delivering strong returns. Notably, the Fund’s emphasis on founder-led companies provided a competitive edge, as these firms often exhibit strong leadership and a vested interest in long-term success. The management team remains committed to its disciplined investment approach, focusing on undervalued opportunities across both equity and debt markets to achieve long-term capital appreciation and high current income for investors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class (without sales charge)	18.26	7.08	3.88
S&P 500 TR	36.35	15.98	13.38
Intrepid BBC 1-5YR Combined	24.47	10.37	8.88

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://intrepidcapitalfunds.com/resources/fund-documents/ for more recent performance information.
Visit https://intrepidcapitalfunds.com/resources/fund-documents/ for more recent performance information.

Net Assets	$ 47,415,993
Holdings Count | $ / shares	48
Advisory Fees Paid, Amount	$ 192,827
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$47,415,993
Number of Holdings	48
Net Advisory Fee Paid	$192,827
Portfolio Turnover	33%

Holdings [Text Block]

Top 10 Issuers	(%)
Berkshire Hathaway, Inc.	4.5%
TJX Cos., Inc.	4.3%
Garmin Ltd.	4.0%
Jefferies Financial Group, Inc.	4.0%
Copart, Inc.	3.9%
Alphabet, Inc.	3.8%
FRP Holdings, Inc.	3.7%
Watsco, Inc.	3.7%
Liberty Media Corp.	3.6%
Take-Two Interactive Software, Inc.	3.2%

Top Sectors	(%)
Consumer Discretionary	23.0%
Financials	15.5%
Communication Services	15.3%
Industrials	12.4%
Real Estate	6.2%
Consumer Staples	5.7%
Information Technology	4.2%
Health Care	3.1%
Communications	2.0%
Cash & Other	12.6%

Updated Prospectus Web Address	https://intrepidcapitalfunds.com/resources/fund-documents/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Intrepid Capital Fund
Class Name	Institutional Class
Trading Symbol	ICMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Intrepid Capital Fund for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://intrepidcapitalfunds.com/resources/fund-documents/. You can also request this information by contacting us at 1-866-996-3863.
Additional Information Phone Number	1-866-996-3863
Additional Information Website	https://intrepidcapitalfunds.com/resources/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$125	1.15%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended September 30, 2024, the Intrepid Capital Fund (ICMBX) underperformed its primary benchmark, the Bloomberg Barclays Combined Index. This underperformance was largely due to the Fund’s limited exposure to the “Magnificent Seven” stocks within the S&P 500, which significantly outperformed the broader market during this period. Additionally, certain individual equity holdings faced challenges that adversely affected performance. Conversely, the Fund’s strategic allocation to debt instruments contributed positively, with specific fixed-income positions delivering strong returns. Notably, the Fund’s emphasis on founder-led companies provided a competitive edge, as these firms often exhibit strong leadership and a vested interest in long-term success. The management team remains committed to its disciplined investment approach, focusing on undervalued opportunities across both equity and debt markets to achieve long-term capital appreciation and high current income for investors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	18.52	7.31	4.13
S&P 500 TR	36.35	15.98	13.38
Intrepid BBC 1-5YR Combined	24.47	10.37	8.88

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://intrepidcapitalfunds.com/resources/fund-documents/ for more recent performance information.
Visit https://intrepidcapitalfunds.com/resources/fund-documents/ for more recent performance information.

Net Assets	$ 47,415,993
Holdings Count | $ / shares	48
Advisory Fees Paid, Amount	$ 192,827
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$47,415,993
Number of Holdings	48
Net Advisory Fee Paid	$192,827
Portfolio Turnover	33%

Holdings [Text Block]

Top 10 Issuers	(%)
Berkshire Hathaway, Inc.	4.5%
TJX Cos., Inc.	4.3%
Garmin Ltd.	4.0%
Jefferies Financial Group, Inc.	4.0%
Copart, Inc.	3.9%
Alphabet, Inc.	3.8%
FRP Holdings, Inc.	3.7%
Watsco, Inc.	3.7%
Liberty Media Corp.	3.6%
Take-Two Interactive Software, Inc.	3.2%

Top Sectors	(%)
Consumer Discretionary	23.0%
Financials	15.5%
Communication Services	15.3%
Industrials	12.4%
Real Estate	6.2%
Consumer Staples	5.7%
Information Technology	4.2%
Health Care	3.1%
Communications	2.0%
Cash & Other	12.6%

Updated Prospectus Web Address	https://intrepidcapitalfunds.com/resources/fund-documents/
Investor Class
Shareholder Report [Line Items]
Fund Name	Intrepid Small Cap Fund
Class Name	Investor Class
Trading Symbol	ICMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Intrepid Small Cap Fund for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://intrepidcapitalfunds.com/resources/fund-documents/. You can also request this information by contacting us at 1-866-996-3863.
Additional Information Phone Number	1-866-996-3863
Additional Information Website	https://intrepidcapitalfunds.com/resources/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$141	1.35%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended September 30, 2024,  the Intrepid Small Cap Fund (ICMAX) underperformed its primary benchmark, the Morningstar Small Cap Index. This underperformance was largely attributed to specific holdings that faced challenges such as disappointing earnings reports and unforeseen adverse events. The Fund’s high active share, reflecting its concentrated portfolio and divergence from the benchmark, contributed to increased tracking error during this period. Despite these setbacks, the Fund maintained its disciplined investment approach, focusing on high-quality small-cap companies with strong balance sheets and sustainable competitive advantages. The management team remains committed to identifying undervalued opportunities and believes that the Fund’s long-term philosophy will continue to generate strong risk-adjusted returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class (without sales charge)	8.97	4.07	1.92
Morningstar US Small Cap TR USD	26.04	9.82	8.76

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://intrepidcapitalfunds.com/resources/fund-documents/ for more recent performance information.
Visit https://intrepidcapitalfunds.com/resources/fund-documents/ for more recent performance information.

Net Assets	$ 39,114,832
Holdings Count | $ / shares	26
Advisory Fees Paid, Amount	$ 167,705
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$39,114,832
Number of Holdings	26
Net Advisory Fee Paid	$167,705
Portfolio Turnover	20%

Holdings [Text Block]

Top 10 Issuers	(%)
FRP Holdings, Inc.	7.1%
iShares Gold Trust	5.7%
Fabrinet	5.6%
Jefferies Financial Group, Inc.	5.6%
Franklin Covey Co.	5.0%
Park Aerospace Corp.	4.7%
Valvoline, Inc.	4.4%
IAC, Inc.	4.4%
Becle SAB de CV	4.3%
Chicago Atlantic Real Estate Finance, Inc.	4.3%

Top Sectors	(%)
Industrials	24.8%
Financials	15.5%
Consumer Discretionary	14.0%
Consumer Staples	9.9%
Information Technology	9.5%
Real Estate	7.1%
Communication Services	4.4%
Energy	3.0%
Cash & Other	11.8%

Updated Prospectus Web Address	https://intrepidcapitalfunds.com/resources/fund-documents/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Intrepid Small Cap Fund
Class Name	Institutional Class
Trading Symbol	ICMZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Intrepid Small Cap Fund for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://intrepidcapitalfunds.com/resources/fund-documents/. You can also request this information by contacting us at 1-866-996-3863.
Additional Information Phone Number	1-866-996-3863
Additional Information Website	https://intrepidcapitalfunds.com/resources/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$121	1.15%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended September 30, 2024,  the Intrepid Small Cap Fund (ICMAX) underperformed its primary benchmark, the Morningstar Small Cap Index. This underperformance was largely attributed to specific holdings that faced challenges such as disappointing earnings reports and unforeseen adverse events. The Fund’s high active share, reflecting its concentrated portfolio and divergence from the benchmark, contributed to increased tracking error during this period. Despite these setbacks, the Fund maintained its disciplined investment approach, focusing on high-quality small-cap companies with strong balance sheets and sustainable competitive advantages. The management team remains committed to identifying undervalued opportunities and believes that the Fund’s long-term philosophy will continue to generate strong risk-adjusted returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	9.13	4.25	2.14
Morningstar US Small Cap TR USD	26.04	9.82	8.76

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://intrepidcapitalfunds.com/resources/fund-documents/ for more recent performance information.
Visit https://intrepidcapitalfunds.com/resources/fund-documents/ for more recent performance information.

Net Assets	$ 39,114,832
Holdings Count | $ / shares	26
Advisory Fees Paid, Amount	$ 167,705
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$39,114,832
Number of Holdings	26
Net Advisory Fee Paid	$167,705
Portfolio Turnover	20%

Holdings [Text Block]

Top 10 Issuers	(%)
FRP Holdings, Inc.	7.1%
iShares Gold Trust	5.7%
Fabrinet	5.6%
Jefferies Financial Group, Inc.	5.6%
Franklin Covey Co.	5.0%
Park Aerospace Corp.	4.7%
Valvoline, Inc.	4.4%
IAC, Inc.	4.4%
Becle SAB de CV	4.3%
Chicago Atlantic Real Estate Finance, Inc.	4.3%

Top Sectors	(%)
Industrials	24.8%
Financials	15.5%
Consumer Discretionary	14.0%
Consumer Staples	9.9%
Information Technology	9.5%
Real Estate	7.1%
Communication Services	4.4%
Energy	3.0%
Cash & Other	11.8%

Updated Prospectus Web Address	https://intrepidcapitalfunds.com/resources/fund-documents/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Intrepid Income Fund
Class Name	Institutional Class
Trading Symbol	ICMUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Intrepid Income Fund for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://intrepidcapitalfunds.com/resources/fund-documents/. You can also request this information by contacting us at 1-866-996-3863.
Additional Information Phone Number	1-866-996-3863
Additional Information Website	https://intrepidcapitalfunds.com/resources/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$103	0.97%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended September 30, 2024, (ICMUX) outperformed its primary benchmark, the Bloomberg Barclays US Gov/Credit 1-5 Year Total Return Index. This outperformance was primarily driven by the Fund’s strategic focus on short-duration, higher-yielding corporate debt securities, which mitigated interest rate sensitivity and capitalized on attractive risk-adjusted returns. The Fund’s conservative, macro-agnostic approach emphasizes disciplined short-to-medium term assessments of issuer cash flows and loan-to-value ratios, allowing it to effectively navigate various economic scenarios. By maintaining a high active share and targeting less trafficked areas of the high-yield market, the Fund identified opportunities with favorable risk/reward profiles, particularly in small-cap issues where inefficiencies are more prevalent. The Fund’s allocation to levered loans, which we believe can have better investor protections, further enhanced credit quality and provided additional downside protection. This strategic positioning enabled the Fund to cushion downside risk during periods of market stress, contributing to its long-term track record of reduced volatility and shallower drawdowns compared to credit indices. Overall, the Fund’s disciplined credit research and flexible mandate have been instrumental in delivering high current income and capital appreciation for investors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	13.47	7.14	4.72
Bloomberg US Aggregate Bond Index	11.57	0.33	1.84
Bloomberg 1-5 Year Government/Credit Index	8.10	1.54	1.77

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://intrepidcapitalfunds.com/resources/fund-documents/ for more recent performance information.
Visit https://intrepidcapitalfunds.com/resources/fund-documents/ for more recent performance information.

Net Assets	$ 756,298,306
Holdings Count | $ / shares	91
Advisory Fees Paid, Amount	$ 3,720,087
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$756,298,306
Number of Holdings	91
Net Advisory Fee Paid	$3,720,087
Portfolio Turnover	99%
Effective Duration	2.34%

Holdings [Text Block]

Top 10 Issuers	(%)
Diversified Healthcare Trust	3.9%
Turning Point Brands, Inc.	3.6%
KeHE Distributors LLC	3.0%
Skillz, Inc.	3.0%
PRA Group, Inc.	2.8%
ANGI Group LLC	2.8%
Vector Group Ltd.	2.7%
Walgreens Boots Alliance, Inc.	2.7%
Brinker International, Inc.	2.7%
Rithm Capital Corp.	2.6%

Top Sectors	(%)
Consumer Staples	17.5%
Consumer Discretionary	16.5%
Financials	13.7%
Energy	8.4%
Materials	6.2%
Communication Services	6.1%
Communications	4.3%
Information Technology	4.0%
Industrials	3.9%
Cash & Other	19.4%

Updated Prospectus Web Address	https://intrepidcapitalfunds.com/resources/fund-documents/